Significant Accounting Policies (Details) - Schedule of Depreciation Straight-Line Basis Over	12 Months Ended
Dec. 31, 2023
Office and computer equipment [Member]
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	5 years
Laboratory and testing equipment [Member]
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	2 years
Furniture [Member]
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	5 years
Buildings [member]
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	39 years
Vehicles/Transportation equipment [Member]
Schedule of Depreciation Straight-Line Basis Over [Line Items]
Estimated economic lives assets	5 years